Related Party Transactions (Details) - Schedule of balances with related parties - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions (Details) - Schedule of balances with related parties [Line Items]
Total due from related parties	$ 42	$ 50
Total due to related parties	2,414	1,877
Fuzhou Tianyu [Member]
Related Party Transactions (Details) - Schedule of balances with related parties [Line Items]
Total due from related parties	42	46
Total due to related parties	84	29
Beijing Banglian [Member]
Related Party Transactions (Details) - Schedule of balances with related parties [Line Items]
Total due from related parties		4
Total due to related parties		246
Fujian Bafang [Member]
Related Party Transactions (Details) - Schedule of balances with related parties [Line Items]
Total due to related parties	1,694	1,574
Fuzhou Tianyu Management [Member]
Related Party Transactions (Details) - Schedule of balances with related parties [Line Items]
Total due to related parties	36	24
Hainan Tianyi [Member]
Related Party Transactions (Details) - Schedule of balances with related parties [Line Items]
Total due to related parties		4
Yongteng Liu [Member]
Related Party Transactions (Details) - Schedule of balances with related parties [Line Items]
Total due to related parties	$ 600